INITIAL PUBLIC OFFERING (Details Narrative) - Compass Digital Acquisition Corp [Member] - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2021	Oct. 19, 2021	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Sale of stock			$ 10.00		$ 10.00		$ 10.00
Offering costs		$ 11,929,189
Underwriting fees		4,000,000
Deferred underwriting fees		7,000,000
Other offering costs		$ 929,189
Proceeds held in Trust Account including interest	$ 212,407,824
Interest			$ 11,298	$ 389,048	$ 334,873	$ 1,660,199	$ 1,928,109	$ 8,914,159
Institutional Anchor Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold		20,000,000
Sale of stock		$ 10.00					$ 0.004
Public Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price		$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold		20,000,000
Sale of stock		$ 10.00	$ 10.00		$ 10.00		$ 10.00
Gross proceeds from initial public offering		$ 200,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,240,488
Sale of stock	$ 10.00
Deferred underwriting fees	$ 434,171
Gross proceeds from over-allotment	12,404,880
Net proceeds deposited into trust account	12,404,880
Interest	2,944
Offering costs	$ 682,269
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	165,398	4,666,667
Sale of stock	$ 1.50	$ 1.50
Gross proceeds from private placement	$ 248,097	$ 7,000,000